Average Annual Total Returns - Retail - Vanguard Global Wellington Fund	Investor Shares 1 Year	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions Since Inception	Investor Shares Return After Taxes on Distributions Inception Date	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Admiral Shares 1 Year	Admiral Shares Since Inception	Admiral Shares Inception Date	Global Wellington Composite Index in USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Global Wellington Composite Index in USD (reflects no deduction for fees, expenses, or taxes) Since Inception	Global Wellington Composite Index in USD (reflects no deduction for fees, expenses, or taxes) Inception Date	FTSE Developed Net Tax (US RIC) Index (reflects no deduction for fees, expenses, or taxes) 1 Year	FTSE Developed Net Tax (US RIC) Index (reflects no deduction for fees, expenses, or taxes) Since Inception	FTSE Developed Net Tax (US RIC) Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	22.04%	8.11%	Nov. 02, 2017	21.38%	7.47%	Nov. 02, 2017	13.38%	6.11%	Nov. 02, 2017	22.15%	8.22%	Nov. 02, 2017	21.84%	7.82%	Nov. 02, 2017	27.83%	9.01%	Nov. 02, 2017	6.84%	3.18%	Nov. 02, 2017